Research and Development - Summary of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Material income and expense [abstract]
Research and development expenditures incurred during the reporting period	¥ 820,037	¥ 730,734	¥ 659,918
Amount capitalized	(161,232)	(132,800)	(121,037)
Amortization of capitalized development costs	148,100	153,922	152,548
Total	¥ 806,905	¥ 751,856	¥ 691,429